Description of Business	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Accounting Policies [Abstract]
Description of Business

1. Description of Business

BJ’s Wholesale Club Holdings, Inc. (the “Company”) is a leading warehouse club operator in the Eastern United States. As of August 4, 2018, the Company operated 215 warehouse clubs, 135 of which operate gasoline stations, in 16 states. On June 28, 2018, the Company became a publicly traded entity upon the closing of its initial public offering (“IPO”) on the New York Stock Exchange (“NYSE”) under the ticker symbol “BJ.”

The Company conforms to the National Retail Federation’s fiscal calendar. The thirteen-week periods ended August 4, 2018 and July 29, 2017 are referred to as the second quarter of 2018 and 2017, respectively.

1. Description of Business

BJ’s Wholesale Club Holdings, Inc. and its wholly owned subsidiaries (the “Company” or “BJ’s”) is a leading warehouse club operator in the eastern United States of America. As of February 3, 2018, BJ’s operated 215 warehouse clubs in 16 states.

BJ’s business, in common with the business of retailers generally, is subject to seasonal influences. Sales and operating income have typically been strongest in the fourth quarter holiday season and lowest in the first quarter of each fiscal year.

BJ’s Wholesale Club, Inc. was previously an independent publicly traded corporation until its acquisition on September 30, 2011, by a subsidiary of Beacon Holding Inc., a company incorporated on June 24, 2011 by investment funds affiliated with or advised by Leonard Green & Partners and CVC Capital Partners, (collectively, “the Sponsors”) for the purpose of the acquisition. Beacon Holding Inc. changed its name to BJ’s Wholesale Club Holdings, Inc. on February 23, 2018.